Shareholder Report, Holdings (Details) - C000253781 [Member]	Sep. 30, 2025
Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST SpaceMobile, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CoreWeave, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Dell Technologies, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Crowdstrike Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Money Market Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%